Great-West Core Strategies: International Equity Fund
Institutional Class Ticker: MXECX
Class L Ticker: MXEJX
(the “Fund”)
Summary Prospectus
August 28, 2019
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information and most recent reports to shareholders, online at www.greatwestfunds.com/prospectus.html. You can also get this information at no cost by calling (866) 831-7129 or by sending an email request to email@greatwestfunds.com. The current Prospectus and Statement of Additional Information, both dated August 28, 2019, are incorporated by reference as a matter of law into this Summary Prospectus, which means they are legally part of this Summary Prospectus.

Internet Delivery of Shareholder Reports: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (“SEC”), paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.greatwestfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your financial intermediary electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. You can call (866) 345-5954 or make elections online at www.fundreports.com to let your financial intermediary know you wish to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account.
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may be required to pay your financial professional brokerage commissions when you purchase or sell Institutional Class shares, which are not reflected in the table or example.
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee	None
Exchange Fee	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Institutional Class	Investor Class	Class L
Management Fees	0.53%	0.53%	0.53%
Distribution and Service (12b-1) Fees	0.00%	0.00%	0.25%
Total Other Expenses	1.54%	0.66%	0.66%
Shareholder Services Fees	0.00%	0.35%	0.35%
Other Expenses[1]	1.54%	0.31%	0.31%
Total Annual Fund Operating Expenses	2.07%	1.19%	1.44%
Fee Waiver and Expense Reimbursement[2]	1.42%	0.19%	0.19%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	0.65%	1.00%	1.25%
[1]	Other Expenses are estimated for Investor Class shares because the class has not yet commenced operations.

[2]	Great-West Capital Management, LLC (“GWCM”), the Fund’s investment adviser, has contractually agreed to waive management fees or reimburse expenses if total annual fund operating expenses of a Class exceed 0.65% of the Class's average daily net assets, excluding distribution and service (12b-1) fees, shareholder services fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on August 28, 2020 and automatically renews for one-year terms unless it is terminated by Great-West Funds, Inc. or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided total annual fund operating expenses of a Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the Expense Limit is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 Year	3 Years	5 Years	10 Years
Institutional Class	$66	$511	$982	$2,287
Investor Class	$102	$359	$636	$1,426
Class L	$127	$437	$769	$1,708
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate generally indicates higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal period (June 25, 2018 to April 30, 2019), the Fund’s turnover rate was 29% of the average value of its portfolio.
Principal Investment Strategies
The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of issuers economically tied to countries other than the U.S., including those in emerging markets. Equity securities may be represented by other investment instruments, including depositary receipts, derivatives, and exchange-traded funds that track the return of a broadly-based international securities index. Derivatives instruments include futures, forward contracts, options, structured securities, and swaps. The Fund may from time to time, have significant investments in a particular sector or country, a small number of countries, or a particular geographic region; provided that the Fund will, under normal circumstances, invest in at least three different countries other than the U.S. The Fund may have exposure to non-U.S. stocks across any market capitalization and style and the Fund’s exposure will vary from time to time across sectors.
The issuer of a security or other investment is generally deemed to be economically tied to a particular country other than the U.S. if: the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; the issuer is organized under the laws of that country; the issuer maintains a principal office in that country; the issuer has its principal securities trading market in that country; the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; the issuer has 50% or more of its assets in that country; or the issuer is included in an index which is representative of that country.
The Fund’s investment portfolio is managed by three sub-advisers: Franklin Templeton Institutional, LLC (“Franklin Templeton”), Irish Life Investment Managers Limited (“ILIM”), and LSV Asset Management (“LSV”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). Franklin Templeton employs a disciplined, bottom-up investment approach to identify attractive investment opportunities that have higher expected revenue and earnings growth than their peers. ILIM seeks to invest in equity securities contained in the MSCI EAFE® Index in as close as possible a proportion as each stock’s weight in the MSCI EAFE Index. LSV employs a deep-value strategy that seeks to invest in undervalued international companies with high potential for near-term price appreciation.
GWCM intends to maintain a strategic asset allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 15% allocation of the Fund’s assets to Franklin Templeton, a 50% allocation of the Fund’s assets to ILIM, and a 35% allocation of the Fund’s assets to LSV. Notwithstanding these target allocations, allocations may, from time to time, vary from the target allocation. Additionally, GWCM may change the asset allocations at any time without shareholder notice or approval.
Principal Investment Risks
The following is a summary of the principal investment risks of investing in the Fund:
Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments. In addition, emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging markets issuers often are subject to rapid and large changes in price.

Equity Securities Risk - The value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. In addition, a company’s stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of the stock will usually react more strongly than bonds and other debt to actual or perceived changes in a company’s financial condition or progress.
Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.
Geographic Concentration Risk - Geographic concentration risk is the risk that economic, political and social conditions in a single country, a limited number of countries or a particular geographic region in which the Fund is invested will have a significant impact on the performance of the Fund.
Depositary Receipts Risk - Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.
Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies.
Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, a sector of the economy, or the market as a whole.
Growth Stock Risk - Growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own business, they may not pay the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of the expected superior earnings growth, earnings disappointments may result in sharp price declines.
Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.
Small, Medium and Large Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies. Companies with large market capitalizations go in and out of favor based on market and economic conditions, and could underperform returns of smaller companies.
Focus Risk - Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries and regions to which the Fund is exposed.
Index Risk - It is possible the MSCI EAFE Index may perform unfavorably and/or underperform the market as a whole. The portion of the Fund sub-advised by ILIM is not actively managed and the portfolio managers do not attempt to take defensive positions in declining markets. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the portion of the Fund sub-advised by ILIM employed an active strategy.
Tracking Error Risk - The portion of the Fund sub-advised by ILIM may not be able to precisely track the performance of the MSCI EAFE Index.
Quantitative Model Risk - The success of the investment strategy for the portion of the Fund managed by LSV depends largely upon the effectiveness of LSV's quantitative model. LSV's ability to monitor and, if necessary, adjust its quantitative model could be adversely affected by various factors, including incorrect or outdated market and other data inputs.
Multi-Manager Risk - Each Sub-Adviser makes investment decisions independently. It is possible that the Sub-Advisers’ security selection processes may not complement one another and the Fund may have buy and sell transactions in the same security on the same day. The Sub-Advisers may underperform the market generally or other sub-advisers.
Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.
Derivatives Risk - The Fund may invest in derivative instruments, including but not limited to, futures, forward contracts, options, structured securities, and swaps. Using derivatives can disproportionately increase losses and reduce opportunities for gains when security prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets, and may increase the Fund’s volatility. There can be no assurance that the Fund’s use of derivative contracts will work as intended, and it is possible for the Fund to lose more than its original investment.
Exchange-Traded Fund (“ETF”) Risk - An ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. An ETF may trade at a premium or discount, and it is possible that an active trading market will not be maintained or that trading will be halted. For index ETFs, there is no guarantee that an ETF will achieve a high degree of correlation to the performance of its index. Fund shareholders indirectly bear their proportionate share of the expenses of the ETFs in which the Fund invests. Lack of liquidity in an ETF could result in it being more volatile.
An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Performance
No performance data is provided because Institutional Class shares commenced operations on June 25, 2018, Class L shares commenced operations on September 10, 2018 and Investor Class shares have not yet commenced operations. Performance information will appear in future versions of this Prospectus after the Institutional Class, Investor Class, and Class L shares have annual returns for one complete calendar year.
Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Investment Adviser
GWCM, a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”)
Sub-Advisers
Franklin Templeton, ILIM, and LSV
Portfolio Managers
Name	Title	Portfolio Manager of Fund Since
Franklin Templeton
Donald G. Huber, CFA	Senior Vice President and Portfolio Manager	2018
John P. Remmert, J.D.	Senior Vice President and Portfolio Manager	2018
ILIM
Michael Lynch, CFA	Head of Indexed Equities	2018
Nicola Dowdall	Senior Fund Manager	2018
Peter Leonard, CFA	Senior Fund Manager	2018
LSV
Josef Lakonishok	Founding Partner, CEO, CIO & Portfolio Manager	2018
Puneet Mansharamani, CFA	Partner, Portfolio Manager	2018
Menno Vermeulen, CFA	Partner, Portfolio Manager	2018
Guy Lakonishok, CFA	Partner, Portfolio Manager	2018
Greg Sleight	Partner, Portfolio Manager	2018
Purchase and Sale of Fund Shares
Fund shares are available through certain broker-dealers, custodians or trustees of individual retirement accounts (“IRAs”), or other financial intermediaries who have entered into agreements with the Fund’s distributor to make the shares available (each, a “financial intermediary”).
You can purchase or redeem shares by contacting your financial intermediary. The financial intermediary is responsible for forwarding all necessary documentation to the Fund’s distributor. You may purchase or redeem shares of the Fund on any business day that the Fund is open. Your financial intermediary may have different requirements or fees for opening an account and/or for the processing of purchase and redemption orders, or may be closed at times when the New York Stock Exchange (“NYSE”) or the Fund is open. Redemption proceeds normally will be sent within three (3) business days after your payment request is received in good order, but in any event within seven (7) days, except that your proceeds may be delayed for up to ten (10) days if your share purchase was made by check. Purchases, redemptions, and exchanges also may be restricted in the event of an early or unscheduled close of the NYSE, as permitted by the SEC. The Fund does not have any initial or subsequent investment minimums. The Fund reserves the right to reject any purchase order.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains (or a combination of both), unless you are investing through a tax-advantaged arrangement such as an IRA, in which case you will generally be taxed upon withdrawal of monies from the arrangement.
Payments to Broker-Dealers and Other Financial Intermediaries
Companies related to the Fund may make payments to broker-dealers and other financial intermediaries for the sale of Fund shares and/or other services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.